Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—86.6%
		Communication Services—0.5%
375,000	[1]	Glu Mobile, Inc.	$2,212,500
1,792,200		Infrastrutture Wireless Italiane SPA	18,620,116
		TOTAL	20,832,616
		Consumer Discretionary—10.9%
250,000	[1,2]	Baozun, Inc., ADR	7,527,500
2,200,000	[1]	Boohoo Group PLC	8,778,592
200,000	[1]	Bright Horizons Family Solutions, Inc.	32,746,000
300,000	[1,2]	Chegg, Inc.	12,369,000
141,600	[2]	Choice Hotels International, Inc.	14,188,320
150,100	[1]	Delivery Hero SE	11,587,462
587,000	[1,2]	Etsy, Inc.	28,651,470
320,000	[1,2]	Fiverr International Ltd.	8,348,800
382,200	[1]	Floor & Decor Holdings, Inc.	18,846,282
1,200,000	[1]	Global Fashion Group S.A.	2,532,626
1,008,100	[2]	GreenTree Hospitality Group Ltd., ADR	11,593,150
100,000	[1,2]	GrubHub, Inc.	5,415,000
574,200	[1,2]	Lovesac Co./The	6,517,170
425,000	[1,2]	Luckin Coffee, Inc., ADR	13,808,250
199,100		Moncler S.p.A	8,597,406
18,292,067		NagaCorp Ltd.	25,897,373
535,500	[1]	National Vision Holdings, Inc.	18,271,260
300,000	[1,2]	Ollie's Bargain Outlet Holding, Inc.	15,912,000
450,000	[2]	OneSpaWorld Holdings Ltd.	6,754,500
790,000	[1]	Planet Fitness, Inc.	63,824,100
520,000	[1,2]	Revolve Group LLC	9,250,800
220,300		Six Flags Entertainment Corp.	8,400,039
355,800	[1,2]	Takeaway.com Holding BV	33,555,125
500,000	[1,2]	The RealReal, Inc.	7,235,000
2,700,000	[1]	Trainline PLC	16,890,580
142,000	[2]	Vail Resorts, Inc.	33,300,420
550,000	[2]	Wingstop, Inc.	51,023,500
1,013,900	[1,2]	YETI Holdings, Inc.	36,865,404
		TOTAL	518,687,129
		Consumer Staples—1.6%
90,000	[1,2]	Beyond Meat, Inc.	9,937,800
300,000	[1]	Freshpet, Inc.	18,864,000
850,000	[1,2]	Grocery Outlet Holding Corp.	27,829,000
325,000	[1]	Performance Food Group Co.	16,831,750
		TOTAL	73,462,550
		Energy—0.6%
332,000		Euronav SA	3,280,160
1,788,500	[1]	Independence Contract Drilling, Inc.	1,256,242
931,614	[1,2]	New Fortress Energy LLC	14,020,791
705,000	[1]	Rattler Midstream Partners LP	10,638,450
		TOTAL	29,195,643

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—5.8%
400,000	[1]	ARYA Sciences Acquisition Corp.	$4,638,000
1,335,000		Ares Management Corp.	48,140,100
5,770,200	[2]	Ashmore Group PLC	41,556,726
1,500,000	[1,2]	CrossFirst Bankshares, Inc.	20,475,000
100,000	[1]	Diamond Eagle Acquisition Corp.	1,453,000
3,275,000		FinecoBank Banca Fineco SPA	38,338,021
2,300,000	[1]	Gores Holdings II, Inc.	23,851,000
1,000,000	[1]	Gores Holdings IV, Inc.	10,480,000
659,050		Hamilton Lane, Inc.	42,805,298
895,884	[1]	ProSight Global, Inc.	12,963,442
500,000	[1]	SCVX Corp.	5,175,000
2,700,000	[1]	Tel Aviv Stock Exchange Ltd.	9,652,362
1,065,000		Two Harbors Investment Co.	16,251,900
		TOTAL	275,779,849
		Health Care—29.7%
99,351	[1]	1Life Healthcare, Inc.	2,192,677
42,000	[1]	Adaptive Biotechnologies Corp.	1,256,010
767,900	[1]	Albireo Pharma, Inc.	17,431,330
1,749,300	[1,2]	Alector, Inc.	48,875,442
1,640,000	[1,2]	Amarin Corporation PLC., ADR	30,422,000
1,164,209	[1,2]	Amphastar Pharmaceuticals, Inc.	22,015,192
735,000	[1]	AnaptysBio, Inc.	10,672,200
243,686	[1]	Andlauer Healthcare Group, Inc.	3,977,344
305,000	[1]	Argenx SE	44,069,074
30,800	[1]	Argenx SE	4,444,050
337,211	[1,2]	Argenx SE, ADR	48,656,175
1,000,000	[1,2]	Atara Biotherapeutics, Inc.	13,230,000
600,000	[1,2]	aTyr Pharma, Inc.	3,042,000
250,000	[1]	Black Diamond Therapeutics, Inc.	9,375,000
410,300	[1,2]	CRISPR Therapeutics AG	21,315,085
3,750,500	[1]	Calithera Biosciences, Inc.	22,503,000
139,747	[1,2]	Castle Biosciences, Inc.	4,309,797
1,220,000	[1,2]	Catabasis Pharmaceuticals, Inc.	6,466,000
577,586	[1]	Centogene BV	5,637,239
150,000	[1]	Charles River Laboratories International, Inc.	23,187,000
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
30,500,000	[1,2]	ContraFect Corp.	25,315,000
1,000,000	[1,2]	Cryoport, Inc.	17,910,000
72,004	[1,2]	DermTech, Inc.	889,249
89,555	[1]	Dexcom, Inc.	21,560,366
4,220,000	[1]	Dynavax Technologies Corp.	21,311,000
564,000	[1,2]	Editas Medicine, Inc.	14,906,520
532,000	[1,2]	Frequency Therapeutics, Inc.	12,720,120
236,482	[1,2]	GW Pharmaceuticals PLC, ADR	27,320,765
245,000	[1]	Galapagos NV	54,804,424
332,850	[1]	Galapagos NV, ADR	74,185,608
683,470	[1,2]	Glaukos Corp.	38,445,188
1,055,000	[1,2]	Gossamer Bio, Inc.	14,010,400
4,740,500	[1,2]	Horizon Discovery Group PLC	9,895,501

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
149,553	[1,2]	Icad, Inc.	$1,268,209
333,500	[1]	Inspire Medical Systems, Inc.	24,945,800
90,000	[1]	Insulet Corp.	17,463,600
104,300	[1,2]	iRhythm Technologies, Inc.	8,931,209
300,000	[1]	Itamar Medical Ltd., ADR	4,719,000
726,979	[1]	Merus NV	11,886,107
1,915,000	[1]	Minerva Neurosciences, Inc.	15,568,950
561,223	[1,2]	Molecular Partners AG	13,224,870
520,625	[1,2]	NanoString Technologies, Inc.	14,145,381
1,013,500	[1]	Natera, Inc.	35,482,635
823,900	[1]	NeoGenomics, Inc.	26,554,297
2,000,000	[1]	Orchard Therapeutics PLC, ADR	24,840,000
164,908	[1]	OrthoPediatrics Corp.	7,574,224
201,800	[1]	PRA Health Sciences, Inc.	20,444,358
225,000	[1]	PTC Therapeutics, Inc.	11,587,500
230,100	[1,2]	Penumbra, Inc.	40,373,346
5,761	[1]	Protalix Biotherapeutics, Inc.	21,316
250,000	[1]	Repligen Corp.	25,097,500
1,225,000	[1,2]	Rhythm Pharmaceuticals, Inc.	21,486,500
600,000	[1,2]	Rubius Therapeutics, Inc.	4,680,000
370,000	[1]	SI-BONE, Inc.	7,810,700
13,600,000	[1,2]	Scynexis, Inc.	11,736,800
120,900	[1,2]	Silk Road Medical, Inc.	5,626,686
435,000	[1,2]	Stoke Therapeutics, Inc.	12,162,600
400,000	[1]	Tandem Diabetes Care, Inc.	30,416,000
400,000	[1,2]	Tela Bio, Inc.	5,960,000
320,998	[1,2]	Teladoc, Inc.	32,648,707
1,545,233	[1,2]	Translate Bio, Inc.	11,079,321
487,529	[1,2]	TransMedics Group, Inc.	8,536,633
273,100	[1]	Tricida, Inc.	9,629,506
400,000	[1,2]	Turning Point Therapeutics, Inc.	23,400,000
162,300	[1,2]	Twist Bioscience Corp.	4,031,532
1,200,000	[1,2]	Ultragenyx Pharmaceutical, Inc.	63,060,000
770,000	[1]	UniQure N.V.	44,321,200
822,570	[3]	United Therapeutics Corp.	217,981
305,329	[1,2]	Vapotherm, Inc.	3,190,688
220,800	[1]	Veeva Systems, Inc.	32,371,488
1,124,400	[1,2]	Vericel Corp.	18,440,160
300,000	[1,2]	Xeris Pharmaceuticals, Inc.	1,911,000
1,086,800	[1,2]	Zai Lab Ltd., ADR	55,415,932
478,000	[1,2]	Zogenix, Inc.	24,076,860
		TOTAL	1,412,689,352
		Industrials—9.6%
1,094,000		Air Lease Corp.	46,976,360
440,000		Allison Transmission Holdings, Inc.	19,448,000
735,000		Aramex PJSC	716,694
1,115,000	[1,2]	Azul S.A., ADR	46,272,500
3,345,054		Biffa PLC	12,442,103
188,800	[1,2]	Chart Industries, Inc.	12,079,424

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
900,000	[1,2]	Clarivate Analytics PLC	$18,144,000
780,000	[1,2]	Colfax Corp.	27,424,800
400,000		Comfort Systems USA, Inc.	18,560,000
41,700	[1]	CoStar Group, Inc.	27,229,683
1,200,000	[1]	Dirtt Environmental Solutions Ltd.	3,110,171
1,300,000	[1]	GMS, Inc.	34,736,000
210,200	[1]	Generac Holdings, Inc.	21,774,618
438,000	[1]	Kratos Defense & Security Solutions	8,032,920
94,500		MSA Safety, Inc.	12,814,200
662,025	[1]	Mercury Systems, Inc.	50,810,419
420,000	[1]	Parsons Corp.	17,178,000
1,825,000	[1]	Quest Resource Holding Corp.	4,398,250
281,900		Tetra Tech, Inc.	24,130,640
304,400	[1]	Trex Co., Inc.	29,904,256
875,000	[1,2]	Upwork, Inc.	8,032,500
300,000	[1,2]	Willdan Group, Inc.	9,939,000
		TOTAL	454,154,538
		Information Technology—20.8%
316,052	[1,2]	ACM Research, Inc.	10,979,646
410,000	[1,2]	Alarm.com Holdings, Inc.	18,011,300
300,000	[1,2]	Alteryx, Inc.	41,841,000
550,000	[1]	Anaplan, Inc.	31,674,500
171,200	[1]	Avalara, Inc.	14,575,968
5,000,000		Avast PLC	27,995,323
260,000	[1,2]	Blackline, Inc.	15,904,200
2,000,000	[1]	Camtek Ltd.	22,660,000
803,490	[1,2]	Cardtronics, Inc.	36,157,050
260,000	[1,2]	Ceridian HCM Holding, Inc.	19,055,400
775,000	[1,2]	CloudFlare, Inc.	13,841,500
87,000	[1,2]	Coupa Software, Inc.	14,020,050
126,600	[1]	DocuSign, Inc.	9,939,366
1,000,000	[1,2]	Domo, Inc.	24,220,000
415,148	[1]	Endava PLC, ADR	19,167,383
520,000	[1]	Envestnet, Inc.	41,012,400
380,000	[1,2]	Everbridge, Inc.	34,443,200
275,500	[1]	Forescout Technologies, Inc.	7,854,505
400,000	[1]	GDS Holdings Ltd., ADR	20,684,000
625,000	[1,2]	GTT Communications, Inc.	7,406,250
885,288		Genpact Ltd.	39,191,700
226,600	[1,2]	GoDaddy, Inc.	15,229,786
2,050,000	[1,2]	International Money Express, Inc.	21,689,000
281,643		Kemet Corp.	7,333,984
4,682,001	[1]	Limelight Networks, Inc.	23,363,185
1,455,000	[1,2]	Magnachip Semiconductor Corp.	19,569,750
600,000	[1,2]	Medallia, Inc.	16,932,000
321,800	[1]	Mimecast Ltd.	16,421,454
2,830,000	[1]	Mobile Iron, Inc.	13,499,100
2,800,000	[1,2]	Nearmap Ltd.	3,089,235
4,575,000	[1]	Network International Holdings Ltd.	36,726,100

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
211,100	[1,2]	Novoste Corp.	$19,153,103
284,398	[1]	Pixelworks, Inc.	1,137,592
250,000	[1,2]	Pluralsight, Inc.	4,847,500
440,000	[1]	Q2 Holdings, Inc.	38,363,600
520,000	[1]	Radware Ltd.	13,249,600
564,200	[1]	Rapid7, Inc.	33,502,196
350,000	[1]	RealPage, Inc.	20,422,500
50,000	[1]	RingCentral, Inc.	10,279,000
640,000	[1]	SailPoint Technologies Holding	16,057,600
55,500	[1]	Shopify, Inc.	25,844,130
950,000	[1,2]	ShotSpotter, Inc.	26,077,500
700,000	[1,2]	Smartsheet, Inc.	33,936,000
2,465,804	[1,2]	SunPower Corp.	21,008,650
790,000	[1,2]	Tufin Software Technologies Ltd.	11,549,800
78,200	[1]	Tyler Technologies, Inc.	25,311,776
176,500	[1]	WNS Holdings Ltd., ADR	12,595,040
170,300	[1]	Zendesk, Inc.	14,713,920
288,800	[1,2]	Zscaler, Inc.	16,198,792
		TOTAL	988,736,634
		Materials—1.7%
151,600	[2]	Albemarle Corp.	12,170,448
1,500,000		B2Gold Corp.	6,494,635
250,000		Eagle Materials, Inc.	22,792,500
455,000	[1]	Endeavour Financial Corp.	9,317,289
430,000	[1,2]	Pretium Resources, Inc.	4,682,700
210,000		Scotts Miracle-Gro Co.	25,775,400
		TOTAL	81,232,972
		Real Estate—5.4%
1,140,000		Americold Realty Trust	39,295,800
400,000	[1]	Cushman & Wakefield PLC	7,688,000
755,000		Easterly Government Properties, Inc.	18,278,550
760,000		JBG Smith Properties	30,818,000
400,000		Lamar Advertising Co.	37,124,000
815,700		MGM Growth Properties LLC	26,053,458
365,900	[2]	QTS Realty Trust, Inc.	20,812,392
639,000		Ryman Hospitality Properties	54,334,170
739,200		STAG Industrial, Inc.	23,831,808
		TOTAL	258,236,178
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,064,891,170)	4,113,007,461
		CORPORATE BONDS—0.1%
		Consumer Discretionary—0.1%
$2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, 144A, 9.375%, 5/21/2021	2,618,133
		Information Technology—0.0%
750,000		Pluralsight, Inc., Conv. Bond, 144A, 0.375%, 3/1/2024	682,178
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,161,050)	3,300,311

Principal Amount or Shares			Value
	[1]	WARRANTS—0.1%
		Health Care—0.1%
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	$318,920
176,600		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	242,189
467,500		ContraFect Corp., Warrants 7/20/2022	108,366
222,500		ContraFect Corp., Warrants 7/27/2021	48,639
187,500		Dynavax Technologies Corp., Warrants 2/12/2022	551,737
154,800		Scynexis, Inc., Warrants 3/8/2023	38,963
109,440		Scynexis, Inc., Warrants 4/6/2021	5,428
11,111,112		Scynexis, Inc., Warrants 6/15/2023	4,392,223
		TOTAL WARRANTS (IDENTIFIED COST $6,900)	5,706,465
		INVESTMENT COMPANIES—27.2%
102,242,331		Federated Government Obligations Fund, Premier Shares, 1.49%[4]	102,242,331
1,190,835,174		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[4]	1,191,192,424
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,293,310,184)	1,293,434,755
		TOTAL INVESTMENT IN SECURITIES—114.0% (IDENTIFIED COST $4,361,369,304)	5,415,448,992
		OTHER ASSETS AND LIABILITIES - NET—(14.0)%[5]	(663,948,790)
		TOTAL NET ASSETS—100%	$4,751,500,202
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2020, were as follows:
Affiliated	Balance of Shares Held 10/31/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Consumer Discretionary:
Baozun, Inc. - ADR	130,000	120,000	—	250,000	$7,527,500	$(2,425,283)	$—	$—
Energy:
New Fortress Energy LLC	628,656	302,958	—	931,614	$14,020,791	$(1,540,683)	$—	$—
Financials:
ARYA Sciences Acquisition Corp.	400,000	—	—	400,000	$4,638,000	$278,000	$—	$—
Gores Holdings III, Inc.	—	2,300,000	—	2,300,000	$23,851,000	$480,000	$—	$—
Health Care:
Albireo Pharma, Inc.	450,900	317,000	—	767,900	$17,431,330	$2,491,297	$—	$—
Alector, Inc.	1,500,000	249,300	—	1,749,300	$48,875,442	$17,585,100	$—	$—
AnaptysBio, Inc.	679,762	55,238	—	735,000	$10,672,200	$(16,984,004)	$—	$—
Argenx SE*	305,000	30,800	—	335,800	$48,513,124	$6,663,195	$—	$—
Argenx SE, ADR*	337,211	—	—	337,211	$48,656,175	$7,361,316	$—	$—
aTyr Pharma, Inc.	550,000	50,000	—	600,000	$3,042,000	$863,831	$—	$—
Calithera Biosciences, Inc.	3,750,500	—	—	3,750,500	$22,503,000	$11,701,560	$—	$—
Catabasis Pharmaceuticals, Inc.	500,000	720,000	—	1,220,000	$6,466,000	$346,000	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	129,500	—	—	129,500	$318,920	$648	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	176,600	—	—	176,600	$242,189	$(12,698)	$—	$—
ContraFect Corp.	—	30,500,000	—	30,500,000	$25,315,000	$15,598,000	$—	$—
ContraFect Corp., Warrants 7/20/2022	467,500	—	—	467,500	$108,367	$81,906	$—	$—
ContraFect Corp., Warrants 7/27/2021	222,500	—	—	222,500	$48,639	$40,985	$—	$—
Dynavax Technologies Corp.	3,200,000	1,020,000	—	4,220,000	$21,311,000	$(812,148)	$—	$—
Dynavax Technologies Corp. - Warrant, 02/12/2022	187,500	—	—	187,500	$551,738	$19,069	$—	$—

Affiliated	Balance of Shares Held 10/31/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Minerva Neurosciences, Inc.	1,915,000	—	—	1,915,000	$15,568,950	$6,491,850	$—	$—
Molecular Partners AG	—	561,223	—	561,223	$13,224,870	$3,507,783	$—	$—
Rhythm Pharmaceuticals, Inc.	1,117,119	107,881	—	1,225,000	$21,486,500	$(4,664,545)	$—	$—
Scynexis, Inc.	2,000,000	11,600,000	—	13,600,000	$11,736,800	$(1,105,992)	$—	$—
Scynexis, Inc., Warrants 3/8/2023	154,800	—	—	154,800	$38,963	$(30,109)	$—	$—
Scynexis, Inc., Warrants 4/6/2021	109,440	—	—	109,440	$5,428	$(10,605)	$—	$—
Scynexis, Inc., Warrants 6/15/2023	—	11,111,112	—	11,111,112	$4,392,223	$4,392,223	$—	$—
Ultragenyx Pharmaceutical, Inc.	882,300	317,700	—	1,200,000	$63,060,000	$11,627,636	$—	$—
UniQure N.V.	770,000	—	—	770,000	$44,321,200	$5,790,400	$—	$—
Industrials:
Quest Resource Holding Corp.	1,825,000	—	—	1,825,000	$4,398,250	$73,000	$—	$—
Information Technology:
Camtek Ltd.	2,000,000	—	—	2,000,000	$22,660,000	$1,080,000	$—	$—
International Money Express, Inc.	857,500	1,192,500	—	2,050,000	$21,689,00	$(5,347,334)	$—	$—
ShotSpotter, Inc.	690,000	260,000	—	950,000	$26,077,500	$5,577,350	$—	$—
Affiliated Issuers no longer in the portfolio at period end	1,000,000	—	(1,000,000)	—	$—	$88,130	$(45,000)	$3,250
TOTAL OF AFFILIATED TRANSACTIONS	26,936,788	60,815,712	(1,000,000)	86,752,500	$531,063,099	$69,205,878	$(45,000)	$3,250
*	At January 31, 2020, the Fund no longer has ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	110,508,279	1,094,824,004	1,205,332,283
Purchases/Additions	285,986,238	633,706,133	919,692,371
Sales/Reductions	(294,252,186)	(537,694,963)	(831,947,149)
Balance of Shares Held 1/31/2020	102,242,331	1,190,835,174	1,293,077,505
Value	$102,242,331	$1,191,192,424	$1,293,434,755
Change in Unrealized Appreciation/Depreciation	N/A	$7,661	$7,661
Net Realized Gain/(Loss)	N/A	$304	$304
Dividend Income	$419,327	$5,120,057	$5,539,384
Gain Distributions Received	N/A	$1,860	$1,860
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$578,209,154	$594,176,689
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,943,171,346	$—	$—	$2,943,171,346
International	762,833,409	406,784,725	217,981	1,169,836,115
Debt Securities:
Corporate Bonds	—	3,300,311	—	3,300,311
Warrants	—	5,706,465	—	5,706,465
Investment Companies	1,293,434,755	—	—	1,293,434,755
TOTAL SECURITIES	$4,999,439,510	$415,791,501	$217,981	$5,415,448,992
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt